Document And Entity Information	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	Lifevantage Corp
Entity Central Index Key	0000849146
Entity Emerging Growth Company	false
Entity File Number	001-35647
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	90-0224471
Entity Address, Address Line One	3300 N. Triumph Blvd, Suite 700
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	(801)
Local Phone Number	432-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	LFVN
Security Exchange Name	NASDAQ